Consolidated Statements Of Changes In Shareholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2014		$ 25	$ 228,380	$ (206,833)	$ (500)	$ 21,072
Balance, shares at Dec. 31, 2014	5,659	25,195,107
Exercise of common stock options		$ 1	266			$ 267
Exercise of common stock options, shares		254,351				254,351
Stock-based compensation			606			$ 606
Common stock issued for cash, net of issuance costs		$ 4	5,562			5,566
Common stock issued for cash, net of issuance costs, shares		4,100,712
Net loss				(4,105)		(4,105)
Balance at Dec. 31, 2015		$ 30	234,814	(210,938)	(500)	23,406
Balance, shares at Dec. 31, 2015	5,659	29,550,170
Exercise of common stock options			45			$ 45
Exercise of common stock options, shares		21,912				21,912
Exercise of common stock warrants		$ 2	4,285			$ 4,287
Exercise of common stock warrants, shares		2,216,500
Stock-based compensation			771			771
Net loss				(8,049)		(8,049)
Balance at Dec. 31, 2016		$ 32	$ 239,915	$ (218,987)	$ (500)	$ 20,460
Balance, shares at Dec. 31, 2016	5,659	31,788,582
Exercise of common stock options, shares						46,073
Net loss						$ (7,261)
Balance at Sep. 30, 2017						$ 19,599